Treasury Stock	12 Months Ended
Dec. 31, 2012
Treasury Stock
22.	TREASURY STOCK

During 2012, the Company has repurchased 811,937 ADSs amounting to RMB22,862,890 (US$3,669,747) under the extended Share Repurchase Plan 4.

As of December 31, 2012, the Company has repurchased a total 35,746,994 ADSs, amounting to approximately RMB2,222,600,000 (US$356,750,000). As of December 31, 2011, the Company repurchased a total of 34,935,057 ADSs, amounting to approximately RMB2,200,000,000.

Out of the repurchased ADSs, 3,826,209 ADSs were subsequently used to settle the exercise of share options.